Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,122,078.65
Total Fee Amount	293.06
Total Offset Amount	0.00
Net Fee	$ 293.06
Offering Table N/A
Offset Table N/A	N/A